GOODWILL	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
5.
GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2021 and 2022 are as follows:

	For the years ended,
	2021	2022
	US$	US$
Balance at the beginning of year	2,421,403	2,492,668
Increase in goodwill related to acquisitions during the year (Note 2)	71,265	—
Impairment loss	—	—
Balance at the end of year	2,492,668	2,492,668

As of December 31, 2021 and 2022, there had not been any accumulated goodwill impairment provided.